Notes Payable - Related Parties (Details Textual) - USD ($)									1 Months Ended									12 Months Ended
	Jul. 15, 2015	Jun. 03, 2015	Mar. 11, 2015	Feb. 10, 2015	Oct. 09, 2014	Jun. 06, 2014	May. 12, 2014	Mar. 13, 2013	Sep. 22, 2015	Aug. 26, 2015	Jun. 17, 2015	May. 20, 2015	Dec. 17, 2014	Jul. 10, 2014	Dec. 24, 2013	Apr. 16, 2012	Mar. 29, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 11, 2015	Nov. 24, 2012	Mar. 02, 2009	Dec. 29, 2001
Related Party Transaction [Line Items]
Notes Payable, Related Parties																		$ 220,214	$ 1,451,643
Interest Payable																		12,852	56,021
Interest Expenses of Notes Payable in Related Parties																		$ 1,936,244	$ 103,319
Debt Instrument, Maturity Date														Dec. 31, 2015
Common Stock, Par or Stated Value Per Share																		$ 0.001	$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 0.65
Interest Expense, Total																		$ 2,365,618	$ 250,756
July 10 2014 [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties														$ 670,000
Interest Payable														$ 31,068
Debt Instrument, Interest Rate, Stated Percentage														10.00%
Convertible Notes Payable														$ 701,068
Debt Instrument, Convertible, Beneficial Conversion Feature																		32,000
Interest Expense, Total																		22,588	9,412
October 9, 2014 [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					6.00%
Common Stock, Par or Stated Value Per Share					$ 0.001
Debt Instrument, Convertible, Conversion Price					$ 0.30
Long-term Debt, Total					$ 175,000
December 17, 2014 [Member] | Robert Taglich and Michael Taglich [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date													Dec. 31, 2015
Debt Instrument, Interest Rate, Stated Percentage													6.00%
Common Stock, Par or Stated Value Per Share													$ 0.001
Debt Instrument, Convertible, Conversion Price													$ 0.30
Convertible Notes Payable													$ 100,000
Long-term Debt, Total													$ 200,000
Percentage Of Beneficial Owners													10.00%
February 10, 2015 [Member] | Robert Taglich and Michael Taglich [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				6.00%
Common Stock, Par or Stated Value Per Share				$ 0.001
Debt Instrument, Convertible, Conversion Price				$ 0.30
Convertible Notes Payable				$ 100,000
Debt Instrument, Convertible, Beneficial Conversion Feature				$ 26,667
Amortization of Debt Discount (Premium)																		26,667
Percentage Of Beneficial Owners				10.00%
March 11, 2015 [Member] | Robert Taglich and Michael Taglich [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date			Dec. 31, 2015
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Common Stock, Par or Stated Value Per Share			$ 0.001
Debt Instrument, Convertible, Conversion Price			$ 0.30
Convertible Notes Payable			$ 100,000
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 16,667
Amortization of Debt Discount (Premium)																		16,667
Percentage Of Beneficial Owners			10.00%
May 20, 2015 [Member] | Robert Taglich and Michael Taglich [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date												Aug. 15, 2015
Debt Instrument, Interest Rate, Stated Percentage												10.00%
Common Stock, Par or Stated Value Per Share												$ 0.001
Debt Instrument, Convertible, Conversion Price												$ 0.60
Convertible Notes Payable												$ 40,000
Debt Instrument Accrue Interest Percentage												12.00%
Debt Instrument, Convertible, Beneficial Conversion Feature												$ 13,334
Amortization of Debt Discount (Premium)																		13,334
Percentage Of Beneficial Owners												10.00%
June 3, 2015 [Member] | Robert Taglich and Michael Taglich [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date		Sep. 02, 2015
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Common Stock, Par or Stated Value Per Share		$ 0.001
Debt Instrument, Convertible, Conversion Price		$ 0.60
Convertible Notes Payable		$ 20,000
Debt Instrument Accrue Interest Percentage		12.00%
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 6,666
Amortization of Debt Discount (Premium)																		6,666
Percentage Of Beneficial Owners		10.00%
June 17, 2015 [Member] | Robert Taglich and Michael Taglich [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date											Sep. 16, 2015
Debt Instrument, Interest Rate, Stated Percentage											10.00%
Common Stock, Par or Stated Value Per Share											$ 0.001
Debt Instrument, Convertible, Conversion Price											$ 0.60
Convertible Notes Payable											$ 100,000
Debt Instrument Accrue Interest Percentage											12.00%
Debt Instrument, Convertible, Beneficial Conversion Feature											$ 33,334
Amortization of Debt Discount (Premium)																		33,334
Percentage Of Beneficial Owners											10.00%
July 15, 2015 [Member] | Robert Taglich and Michael Taglich [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date	Oct. 14, 2015
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Common Stock, Par or Stated Value Per Share	$ 0.001
Debt Instrument, Convertible, Conversion Price	$ 0.54
Convertible Notes Payable	$ 50,000
Debt Instrument Accrue Interest Percentage	12.00%
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 16,666
Amortization of Debt Discount (Premium)																		16,666
Percentage Of Beneficial Owners	10.00%
August 26, 2015 [Member] | Robert Taglich and Michael Taglich [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date										Nov. 22, 2015
Debt Instrument, Interest Rate, Stated Percentage										10.00%
Common Stock, Par or Stated Value Per Share										$ 0.001
Debt Instrument, Convertible, Conversion Price										$ 0.60
Convertible Notes Payable										$ 72,000
Debt Instrument Accrue Interest Percentage										12.00%
Debt Instrument, Convertible, Beneficial Conversion Feature										$ 24,000
Amortization of Debt Discount (Premium)																		24,000
Percentage Of Beneficial Owners										10.00%
September 22, 2015 [Member] | Robert Taglich and Michael Taglich [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date									Dec. 21, 2015
Debt Instrument, Interest Rate, Stated Percentage									10.00%
Common Stock, Par or Stated Value Per Share									$ 0.001
Debt Instrument, Convertible, Conversion Price									$ 0.58
Convertible Notes Payable									$ 100,000
Debt Instrument Accrue Interest Percentage									12.00%
Debt Instrument, Convertible, Beneficial Conversion Feature									$ 32,759
Amortization of Debt Discount (Premium)																		32,759
Percentage Of Beneficial Owners									10.00%
Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount																		$ 1,808,068
Warrants Issued to Purchase of Common Stock, Shares																		1,812,127
Debt Conversion, Converted Instrument, Shares Issued																		4,950,762
Accrued Interest [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount																		$ 366,484
Director [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date																	Jan. 01, 2014
Director [Member] | March 29, 2012 [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties																$ 12,000	$ 238,000
Debt Instrument, Maturity Date																	Sep. 27, 2012
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate																10.00%	10.00%
Debt instrument Maturity Date Extension																	Nov. 24, 2012
Director [Member] | April 16, 2012 [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date																Jul. 15, 2012
Debt instrument Maturity Date Extension																Nov. 24, 2012
Related Party Notes [Member]
Related Party Transaction [Line Items]
Interest Expense, Debt																		1,936,244	1,647,610
Shealy Note 250,000 [Member] | March 29, 2012 [Member]
Related Party Transaction [Line Items]
Repayments of Debt								$ 100,000										164,799	193,453
Interest Payable																		1,396	$ 43,453
Debt Instrument, Maturity Date																			Jan. 01, 2020
Debt Instrument, Interest Rate, Stated Percentage																			10.00%
Combined Promissory Note Face Amount																					$ 250,000
Shealy Note 250,000 [Member] | Director [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date															Jan. 01, 2015
Jackie Chretien Note 80,000 [Member] | March 2, 2009 [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties																						$ 80,000
Repayments of Debt																		15,000
Interest Payable																		4,403
Debt Instrument, Interest Rate, Stated Percentage																						5.00%
A Michael Chretien Note 55,167 [Member] | December 29, 2001 [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties																							$ 55,167
Repayments of Debt																		40,415
Interest Payable																		$ 7,053
Robert Schroeder Note 30000 [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date							Dec. 31, 2015
Robert Schroeder Note 30000 [Member] | May 12, 2014 [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Common Stock, Par or Stated Value Per Share							$ 0.001
Debt Instrument, Convertible, Conversion Price							$ 0.56
Convertible Notes Payable							$ 30,000
Matthew L. Chretien Note 10000 [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date						Dec. 31, 2015
Matthew L. Chretien Note 10000 [Member] | June 6, 2014 [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Common Stock, Par or Stated Value Per Share						$ 0.001
Debt Instrument, Convertible, Conversion Price						$ 0.56
Convertible Notes Payable						$ 10,000
Accredited Investors [Member] | May 9, 2014 and May 12, 2014 [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Common Stock, Par or Stated Value Per Share							$ 0.001
Debt Instrument, Convertible, Conversion Price							$ 0.56
Convertible Notes Payable							$ 110,000
Three Accredited Investors [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date					Dec. 31, 2015
Three Accredited Investors [Member] | Convertible Promissory Note One [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable					$ 80,000
Three Accredited Investors [Member] | Convertible Promissory Notes Two [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable					80,000
Three Accredited Investors [Member] | Convertible Promissory Notes Three [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable					$ 15,000